Supplemental Financial Information	12 Months Ended
Dec. 31, 2014
Supplemental Financial Information

NOTE 3    SUPPLEMENTAL FINANCIAL INFORMATION

Accrued Liabilities

as of December 31 (in millions)	2014	2013

Income taxes payable	$352	$537
Employee compensation and withholdings	210	184
Property, payroll and certain other taxes	78	60
Accrued rebates	245	193
Accrued litigation reserves	3	73
Other	268	313

Total accrued liabilities	$1,156	$1,360

Long-Term Liabilities

as of December 31 (in millions)	2014	2013

Pension and other employee benefits	$177	$166
Contingent payment liabilities	518	291
Long-term deferred income taxes	72	53
Uncertain tax positions	88	88
Capital lease obligations	275	14
Other	66	58

Total long-term liabilities	$1,196	$670

Non-cash Investing and Financing Activities

as of December 31 (in millions)	2014	2013	2012

Accrued capital expenditures	$29	$63	$60
Assets acquired through capital lease obligations	263	13	$—